Certain Balance Sheet Components Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories [Line Items]
Materials	$ 112,470	$ 106,021
Work in process	16,306	18,389
Finished goods	67,061	83,747
Total inventories	$ 195,837	$ 208,157